Employee Benefit Plan, Statement of Net Asset Available for Benefit (Statement) - EBP 002 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 1,177,036,112	$ 1,087,913,395
EBP, Note Receivable from Participant	12,180,139	11,040,525
EBP, Net Asset Available for Benefit	1,189,216,251	1,098,953,920
EBP, Employer, Common Stock
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	130,341,858	154,139,937
Money Market Funds
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	4,059,452	4,314,815
EBP, Employer, Common Stock Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	134,401,310	158,454,752
Mutual Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	453,116,450	662,501,286
Common Collective Trust
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	564,315,384	237,430,380
Stable Value Fund
EBP, Statement of Net Asset Available for Benefit [Line Items]
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	$ 25,202,968	$ 29,526,977